Feb. 28, 2025
(abrdn Funds) | (abrdn Dynamic Dividend Fund)
Objective
The abrdn Dynamic Dividend Fund (the “Dynamic Dividend Fund” or the “Fund”) seeks high current dividend income that qualifies for the reduced U.S. federal income tax rates created by the “Jobs and Growth Tax Relief Reconciliation Act of 2003,” while also focusing on total return for long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Dynamic Dividend Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in abrdn Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A and Class A1 Sales Charges” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 141 and 191 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A and Class A1 Sales Charges” and “Reduction of Sales Charges” sections on pages 105 and 106 of the Fund’s Statement of Additional Information, respectively. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (abrdn Funds) - (abrdn Dynamic Dividend Fund) - USD ($)		Class A		Institutional Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		1.00%	[1]	none
Small Account Fee	[2]	$ 20		$ 20
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
[2]	Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (abrdn Funds) - (abrdn Dynamic Dividend Fund)		Class A	Institutional Class
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.44%	0.43%
Total Annual Fund Operating Expenses		1.69%	1.43%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.19%	0.18%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.50%	1.25%
[1]	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 1.25% for Class A shares and 1.50% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before February 28, 2026. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example
This Example is intended to help you compare the cost of investing in the Dynamic Dividend Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual limitation until its expiration, which impacts the 1-Year figures listed below). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (abrdn Funds) - (abrdn Dynamic Dividend Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	719	1,060	1,423	2,443
Institutional Class	127	435	765	1,698

Portfolio Turnover
The Dynamic Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the Dynamic Dividend Fund invests at least 80% of its net assets in the equity securities of certain domestic and foreign corporations that pay dividend income. Net assets include the amounts of any borrowings for investment purposes. Corporations that pay dividend income may also include companies that have announced a special dividend or announced that they will pay dividends within six months. The equity securities in which the Fund invests primarily common stocks, but the Fund may also invest in other equity securities, including, but not limited to, preferred stock and depositary receipts. The Fund aims to invest in securities of companies that it believes are undervalued relative to the market and to the securities’ historical valuations. The Fund may invest in companies of any market capitalization. The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the information technology sector.
The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges, provided that no more than 25% of its net assets are invested in emerging markets. An emerging market country is any country included in the MSCI Emerging Markets Index, or determined by the Adviser or Sub-adviser to have similar emerging market characteristics.
Under normal circumstances, the Fund seeks high current dividend income, more than 50% of which qualifies for the reduced U.S. federal income tax rates for “qualified dividend income” created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is defined in the Internal Revenue Code of 1986, as amended, as dividends received during the taxable year from domestic and qualified foreign corporations. A qualified foreign corporation is defined as any corporation that is incorporated in a possession of the United States or is eligible for the benefits of a comprehensive income tax treaty with the United States.
In the event that the Adviser determines that a particular company’s dividends qualify for favorable U.S. federal tax treatment, the Adviser intends to invest in the equity securities of the company prior to the ex-dividend date (i.e. the date when shareholders no longer are eligible for dividends) and intends to hold the security for at least 61 days during a 121-day period which begins on the date that is 60 days before the ex-dividend date to enable Fund shareholders to take advantage of the reduced U.S. federal tax rates. During this period, the Fund will not hedge its risk of loss with respect to these securities.
In order to achieve its dividend, the Fund may participate in a number of dividend capture strategies. These strategies may include the Fund engaging in active and frequent trading which may result in higher turnover and associated transaction costs for the Fund. There is the potential for market loss on the shares that are held for a short period, although the Adviser seeks to use these strategies to generate additional income with limited impact on the construction of the core portfolio.
In managing the assets of the Fund, the Adviser generally pursues a value-oriented approach. The Adviser seeks to identify investment opportunities in equity securities of dividend paying companies, including companies that it believes are undervalued relative to the market and to the securities’ historic valuations. Factors that the Adviser considers include fundamental factors such as earnings growth, cash flow, and historical payment of dividends.
The Adviser considers and evaluates ESG factors as part of the investment analysis process for long-term investments. The Adviser considers the most material potential ESG risks and opportunities impacting issuers, alongside other non-ESG factors. The relevance of ESG factors to the investment process varies across issuers and strategies. For instance, ESG factors may not be considered for securities that the Adviser intends to hold solely as part of the Fund’s dividend recapture strategy. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. When ESG factors are considered, ESG information is just one investment consideration and ESG considerations generally are not solely determinative in any investment decision made by the Adviser.
The Fund’s investment strategies may result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Risks
Performance
The bar chart and table below can help you evaluate potential risks of the Fund. The bar chart shows how the Fund’s annual total returns for Institutional Class shares have varied from year to year.
The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance. The table compares the Fund’s average annual total returns to the returns of the MSCI All Country World Index (Net TR), a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit abrdn.com/us/literature or call 866-667-9231.
The returns presented for the Fund for periods prior to May 7, 2018 reflect the performance of a Predecessor Fund (the “Predecessor Fund”), which was a registered investment company. The Fund adopted the performance of the Predecessor Fund as the result of a reorganization that occurred as of the close of business on May 4, 2018, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies.
Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes of the Fund.
abrdn Inc. and abrdn Investments Limited began advising and sub-advising, respectively, the Fund immediately following the closing of the reorganization. Performance prior to this date reflects the performance of an unaffiliated investment adviser.

Annual Total Returns – Institutional Class Shares (Years Ended Dec. 31)

Highest Return: 19.11% - 2nd quarter 2020 Lowest Return: -23.77% - 1st quarter 2020
Average Annual Total Returns as of December 31, 2024
After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes. After–tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns - (abrdn Funds) - (abrdn Dynamic Dividend Fund)	1 Year	5 Years	10 Years
Class A	1.22%	4.82%	6.39%
Institutional Class	7.74%	6.34%	7.30%
After Taxes on Distributions | Institutional Class	5.32%	3.88%	4.96%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	4.55%	3.78%	4.73%
MSCI All Country World Index (Net TR) (reflects no deduction for fees or expenses)	17.49%	10.06%	9.23%